REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue by type
Revenue	$ 3,681	$ 3,162	$ 6,811	$ 5,909
Gold
Revenue by type
Revenue	3,280	2,868	6,046	5,396
Spot market sales
Revenue by type
Revenue	3,117	2,754	5,718	5,170
Concentrate sales
Revenue by type
Revenue	155	109	304	212
Gold provisional pricing adjustments [Member]
Revenue by type
Revenue	8	5	24	14
Copper
Revenue by type
Revenue	337	219	641	382
Copper concentrate [Member]
Revenue by type
Revenue	337	223	612	382
Copper provisional pricing adjustments [Member]
Revenue by type
Revenue	0	(4)	29	0
Other sales
Revenue by type
Revenue	$ 64	$ 75	$ 124	$ 131